Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 625	$ 644	$ 570
Percentage of discount on market price of share for share based payments	20.00%
Share-based compensation number of shares issued | shares	1,975.0	1,984.0	1,984.0
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	2.1	1.6
Share-based compensation grant date fair value	$ 128	$ 94
Restricted Stock Units [member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value		$ 30
Number of other equity instruments granted in share-based payment arrangement	29,800,000	30,800,000
Restricted Stock Units [member] | Bottom of range [member] | Budweiser APAC [Member] | Performance Test [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting term	3 years
Restricted Stock Units [member] | Top of range [member] | Budweiser APAC [Member] | Performance Test [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting term	5 years
Restricted Stock Units [member] | AB InBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | shares	0.1	0.1
Fair value of stock options granted	$ 4	$ 4
Discretionary Restricted Stock Units Plan [Member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	0.0	0.0
New Restricted Stock Units Plan [Member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 30